Organization and Summary of Significant Accounting Policies (Details 16) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Intrinsic value of stock options exercised and the fair value of stock options vested
Intrinsic value of options exercised	$ 1,110	$ 26	$ 44
Fair value of stock options vested	$ 266	$ 268	$ 293